Significant Accounting Policies - Summary of impact of the adoption of ASU 2014-09 on our combined carve-out balance sheet and statement of comprehensive income - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Trade accounts receivable	$ 13,181	$ 1,580
Prepayments and other assets	1,882	1,428
Liabilities
Current liabilities	24,205	18,697
Statement of comprehensive income
Total revenues	161,660	132,482	$ 128,187
Voyage expenses	37,202	10,537	6,568
Net income	9,535	$ 24,737	$ 35,648
Balances without adoption of ASU 2014-09
Current assets
Trade accounts receivable	14,581
Prepayments and other assets	1,485
Liabilities
Current liabilities	24,240
Statement of comprehensive income
Total revenues	163,060
Voyage expenses	37,634
Net income	10,503
Effect of Change
Current assets
Trade accounts receivable	(1,400)
Prepayments and other assets	397
Liabilities
Current liabilities	35
Statement of comprehensive income
Total revenues	(1,400)
Voyage expenses	432
Net income	$ (968)